Intangible assets, net (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Patents Trademark and Licenses [Member] USD ($)	Jun. 30, 2012 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2011 Patents Trademark and Licenses [Member] CNY	Jun. 30, 2012 Copyrights Mini Lamb Video and Franchises Agreement [Member] USD ($)	Jun. 30, 2012 Copyrights Mini Lamb Video and Franchises Agreement [Member] CNY	Jun. 30, 2011 Copyrights Mini Lamb Video and Franchises Agreement [Member] CNY	Jun. 30, 2012 Non Competition Agreement [Member] USD ($)	Jun. 30, 2012 Non Competition Agreement [Member] CNY	Jun. 30, 2011 Non Competition Agreement [Member] CNY	Jun. 30, 2012 Preferential Leasing Contracts [Member] USD ($)	Jun. 30, 2012 Preferential Leasing Contracts [Member] CNY	Jun. 30, 2011 Preferential Leasing Contracts [Member] CNY
Finite-Lived Intangible Assets, Gross	$ 12,808,122	81,370,000	43,870,000	$ 5,835,038	37,070,000	17,170,000	$ 3,415,709	21,700,000	21,700,000	$ 787,030	5,000,000	5,000,000	$ 2,770,345	17,600,000	0
Total	(1,976,171)	(12,554,612)	(4,850,765)	(685,580)	(4,355,489)	(1,980,764)	(543,051)	(3,450,000)	(1,870,001)	(613,883)	(3,900,000)	(1,000,000)	(133,657)	(849,123)	0
Intangible assets, net	$ 10,831,951	68,815,388	39,019,235